Leases	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Leases

Note 9. Leases

The Group has leases of office and warehouse buildings, land, and equipment. Rental contracts are for fixed terms varying between three and five years.

Information about leases for which the Group is a lessee is presented below.

Reconciliation of asset balances:

	Buildings	Equipment	Land	Total
As of June 30, 2022	$-	$-	$-	$-
Acquisitions through business combinations (i)	-	-	43,507	43,507
Effect of changes in foreign exchange rates	-	-	299	299
As of June 30, 2023	$-	$-	$43,806	$43,806
Effect of changes in foreign exchange rates	-	-	1,932	1,932
Additions	140,785	380,321	-	521,106
Amortization	(18,771)	(104,861)	-	(123,632)
As of June 30, 2024	$122,014	$275,460	$45,738	443,212

(i)	Through the ValoraSoy acquisition, the Group incorporated a parcel of land for an original amount of $ 43,507. The right-of-use of land is not amortized due to the imminent transfer of ownership of the underlying asset to the Group which has an indefinite useful life.

Lease Liabilities

The Group’s lease liabilities are guaranteed by the lessor’s title to the leased assets. As of June 30, 2024 and 2023, the Group maintains the following opened balances:

Reconciliation of lease liability balances:

	Buildings	Equipment	Total
As of June 30, 2023	$-	$-	$-
Book value at the beginning of the year	-	-	-
Additions of the year	140,786	380,321	521,107
Interest expenses	9,589	31,527	41,116
Payments of the year	(15,200)	(125,136)	(140,336)
As of June 30, 2024	$135,175	$286,712	$421,887

	As of June 30, 2024	As of June 30, 2023
Non-current	248,532	-
Current	173,355	-
Total	$421,887	$-